Income Taxes (Details 6) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income tax explanatory [Line Items]
Unrecognized deferred tax assets relating to unused tax losses carryforwards	$ 28,697,671	$ 25,868,554
2009 Unused tax losses carryforwards [Member]
Disclosure of income tax explanatory [Line Items]
Unrecognized deferred tax assets relating to unused tax losses carryforwards	$ 8,662
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	2019
2010 Unused tax losses carryforwards [Member]
Disclosure of income tax explanatory [Line Items]
Unrecognized deferred tax assets relating to unused tax losses carryforwards	$ 602,694
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	2019
2011 Unused tax losses carryforwards [Member]
Disclosure of income tax explanatory [Line Items]
Unrecognized deferred tax assets relating to unused tax losses carryforwards	$ 1,143,264
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	2020 ~ 2021
2012 Unused tax losses carryforwards [Member]
Disclosure of income tax explanatory [Line Items]
Unrecognized deferred tax assets relating to unused tax losses carryforwards	$ 10,532,962
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	2021 ~ 2022
2013 Unused tax losses carryforwards [Member]
Disclosure of income tax explanatory [Line Items]
Unrecognized deferred tax assets relating to unused tax losses carryforwards	$ 1,748,462
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	2022 ~ 2023
2014 Unused tax losses carryforwards [Member]
Disclosure of income tax explanatory [Line Items]
Unrecognized deferred tax assets relating to unused tax losses carryforwards	$ 2,416,663
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	2019 ~ 2024
2015 Unused tax losses carryforwards [Member]
Disclosure of income tax explanatory [Line Items]
Unrecognized deferred tax assets relating to unused tax losses carryforwards	$ 4,291,923
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	2019 ~ 2025
2016 Unused tax losses carryforwards [Member]
Disclosure of income tax explanatory [Line Items]
Unrecognized deferred tax assets relating to unused tax losses carryforwards	$ 4,339,100
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	2020 ~ 2026
2017 Unused tax losses carryforwards [Member]
Disclosure of income tax explanatory [Line Items]
Unrecognized deferred tax assets relating to unused tax losses carryforwards	$ 2,356,880
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	2021 ~ 2027
2018 estimated Unused tax losses carryforwards [Member]
Disclosure of income tax explanatory [Line Items]
Unrecognized deferred tax assets relating to unused tax losses carryforwards	$ 1,257,061
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	2023 ~ 2028